Fair Value of Stock Options Estimated Using Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.81%	1.88%	3.58%
Risk-free interest rate, maximum	1.19%	2.66%	4.50%
Volatility, minimum	51.35%	50.61%	45.36%
Volatility, maximum	51.89%	50.69%	51.42%
Dividend yield
Life of option	6 years	6 years	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	7.45	3.83	2.50
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	7.66	8.93	4.24